Supplement to Prospectus for Metropolitan Life Separate Account E for Preference Plus(R) Account Group and Individual Annuity Contracts dated May 1, 1997.


1. Add the following sentence immediately after the fifth paragraph on the first page of the prospectus (A-PPA-1):



     INTERESTS IN THE SEPARATE ACCOUNT AND THE FIXED INTEREST ACCOUNT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, OR GUARANTEED BY THE U.S. GOVERNMENT, ANY BANK OR OTHER DEPOSITORY INSTITUTION. UNITS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.



                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS



     October 3, 1997
     RSCPPA-A SUPPLEMENT

Supplement to Prospectus for Metropolitan Life Separate Account E for Enhanced TSA, Enhanced Non-Qualified, Enhanced IRA, Enhanced PEDC and Enhanced 403 (a) Preference Plus and Financial Freedom Group Annuity Contracts dated May 1, 1997.

1. Add the following sentence before the last sentence of the first paragraph titled "THE USE OF CERTAIN TERMS IN THIS PROSPECTUS" ON PAGE FFA-10:

     Under the Non-Qualified Contract and Income Annuity for (S)415(m) qualified governmental excess benefit arrangements, the trustee or employer retains all rights to control the money under the Contract and Income Annuity.

2. The second sentence of the second paragraph on FFA-17 is changed to read as follows:

     These Contracts include Tax Sheltered Annuities (TSAs) under (S)403(b) of the Internal Revenue Code ("Code"), Qualified Annuity Plans (403(a)) under
     (S)403(a), Tax Deferred Annuities (Non-Qualified) under (S)72, Individual Retirement Annuities (IRAs) under (S)408(b), Public Employee Deferred Compensation (PEDC) under (S)457, Tax Deferred Annuities (Non-Qualified) under (S)72 for (S)457(f) deferred compensation plans, (S)451 deferred fee arrangements, (S)451 deferred compensation plans, and (S)457 (e)(11) severance and death benefit plans, and Tax Deferred Annuities (Non-Qualified) under (S)72 for (S)415(m) qualified governmental excess benefit arrangements.

3. The first sentence of the third paragraph on page FFA-17 is changed to read as follows:

     This Prospectus covers two categories of Contracts: certain Enhanced Preference Plus Contracts and FFA Contracts (the latter being available only to a limited number of TSA plans, (S)403(a) plans, (S)457(f) deferred compensation plans, (S)451 deferred fee arrangements, (S)451 deferred compensation plans, (S)457(e)(11) severance and death benefit plans and
     (S)415(m) qualified governmental excess benefit arrangements).

4. The last sentence of the second paragraph under "WHEN AND TO WHOM WILL THE DEATH BENEFIT BE PAID?" ON PAGE FFA-27 IS CHANGED TO READ AS FOLLOWS:

     The death benefit is paid to the trustee or employer under the Non-Qualified FFA Contract for (S)415(m) qualified governmental excess benefit arrangements, unless otherwise stated in your Plan, and to the participant's employer or a trustee under the PEDC Contract.



                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS


October 3, 1997
RSC-FFA SUPPLEMENT

5. The last sentence under "WILL WE CONFIRM YOUR TRANSACTIONS?" on page FFA-33 is changed to read as follows:

     As soon as administratively feasible, MetLife will send confirmations quarterly for purchase transactions under Enhanced TSA Preference Plus, TSA FFA Contracts and the Non-Qualified FFA Contract for (S)415(m) qualified governmental excess benefit arrangements made on the basis of salary reduction or deduction.

6. The second sentence of the first paragraph on page FFA-34 is changed to read as follows:

     Under (S)457(f) deferred compensation plans, (S)451 deferred fee arrangements, (S)451 deferred compensation plans, (S)457(e)(11) severance and death benefit plans, TSA Contracts and Income Annuities, and Non-Qualified FFA Contract and Income Annuity for (S)415(m) qualified governmental excess benefit arrangements under which either the employer or trustee retains all rights, we will provide you with the number of copies of voting instructions soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions.

7. The first sentence of the first paragraph under "HOW DO FEDERAL INCOME TAXES AFFECT YOUR DEFERRED CONTRACT?" on page FFA-37 is replaced with the following two sentences:

     Generally, contributions under the Contracts will be contributed on a "before-tax" basis. Contributions under Non-Qualified Contracts will be contributed on an "after-tax" basis, however, we believe that contributions to the Non-Qualified FFA Contract for (S)415(m) qualified governmental excess benefit arrangements will also be on a "before-tax" basis.

8. Add the following sentence after the first sentence in the first full paragraph in the right column on page FFA-37:

     We believe that distributions under the Non-Qualified FFA Contract for
     (S)415(m) qualified governmental excess benefit arrangements will also be subject to Federal income tax withholding unless the payee elects to have no withholding.


                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

October 3, 1997

9.  Add the following paragraph before "Non-Qualified Contracts" on page FFA-42:

     Non-Qualified Contract for (S)415(m) Qualified Governmental Excess Benefit Arrangements. Section 415(m) qualified governmental excess benefit plans are available to state and local governments which sponsor plans subject to the (S)415 limits on the amount of annual plan contributions and benefits. If a qualified governmental excess benefit arrangement meets certain requirements, it could provide benefits that cannot be provided under a government plan subject to the (S)415 limits. For purposes of the qualified governmental excess benefit arrangement, participants are taxed the same way as if the arrangement were a non-qualified deferred compensation plan maintained by an employer not exempt from tax. Since qualified governmental excess benefit arrangements were introduced into the tax law in August, 1996, and since many aspects of these arrangements have yet to be clarified by the Internal Revenue Service, entities considering the purchase of this Contract to fund a qualified governmental excess benefit arrangement should consult with their own tax advisors regarding the application of the relevant rules to their particular situation.

10. The first sentence of the third paragraph under "HOW DO FEDERAL INCOME TAXES AFFECT YOUR INCOME ANNUITY?" ON PAGE FFA-43 IS REPLACED WITH THE FOLLOWING THREE SENTENCES:

     Income payments generally will be subject to Federal income tax withholding unless the payee elects to have no withholding. Income payments under the PEDC and Non-Qualified Income Annuities will not be subject to Federal income tax withholding. We believe, however, that income payments under the Non-Qualified FFA Income Annuities for (S)415(m) qualified governmental excess benefit arrangements will be subject to Federal income tax withholding unless the payee elects to have no withholding.


                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

October 3, 1997

11. The first sentence of the first paragraph under "HOW DO FEDERAL INCOME TAXES AFFECT YOUR INCOME ANNUITY?" on page FFA-43 is replaced with the following two sentences:

     Generally, all purchase payments under the Income Annuities will be on "before-tax" basis. Purchase payments under the Non-Qualified Income Annuities will be on an "after-tax" basis, however, we believe that purchase payments to the Non-Qualified FFA Income Annuities for (S)415(m) qualified governmental excess benefit arrangements will be on a "before-tax" basis.


12. Add the following paragraph before "Non-Qualified Income Annuities" on page FFA-46:

     Non-Qualified Income Annuity for (S)415(m) Qualified Governmental Excess Benefit Arrangements. Section 415(m) qualified governmental excess benefit plans are available to state and local governments which sponsor plans subject to the (S)415 limits on the amount of annual plan contributions and benefits. If a qualified governmental excess benefit arrangement meets certain requirements, it could provide benefits that cannot be provided under a government plan subject to the (S)415 limits. For purposes of the qualified governmental excess benefit arrangement, participants are taxed the same way as if the arrangement were a non-qualified deferred compensation plan maintained by an employer not exempt from tax. Since qualified governmental excess benefit arrangements were introduced into the tax law in August, 1996, and since many aspects of these arrangements have yet to be clarified by the Internal Revenue Service, entities considering the purchase of this Income Annuity to fund a qualified governmental excess benefit arrangement should consult with their own tax advisors regarding the application of the relevant rules to their particular situation.


                   KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

October 3, 1997